Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 99,925,000.00
Total Fee Amount	13,799.64
Total Offset Amount	0.00
Net Fee	$ 13,799.64
Offering Table N/A
Offset Table N/A	N/A